UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-6643
DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND (Exact name of Registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	12/31/06

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Intermediate Municipal Bond Fund
December 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey--92.8%
Atlantic City Board of Education
(Guaranteed; School Board
Reserve Fund and Insured; FSA)	5.50	12/1/08	1,250,000	1,294,750
Bayonne,
GO, BAN	5.00	10/26/07	2,000,000	2,014,040
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean
Project)	4.75	11/1/16	3,030,000	3,011,699
Bergen County Improvement
Authority, School District
Revenue (Engelwood City Board
of Education Project)	5.25	4/1/18	1,400,000	1,525,090
Bergen County Improvement
Authority, School District
Revenue (Engelwood City Board
of Education Project)	5.25	4/1/19	1,475,000	1,603,871
Bergen County Improvement
Authority, School District
Revenue (Engelwood City Board
of Education Project)	5.25	4/1/20	1,550,000	1,684,602
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; FGIC)	5.38	12/15/13	1,155,000	1,241,394
Brick Township Municipal Utilities
Authority, Revenue (Insured;
AMBAC)	5.00	12/1/15	5,000,000	5,460,950
Brick Township Municipal Utilities
Authority, Water and Sewer
Revenue (Insured; FGIC)	5.10	12/1/09	1,500,000	1,515,525
Burlington County Bridge
Commission, LR (Governmental
Leasing Program)	5.25	8/15/16	1,100,000	1,179,739
Burlington County Bridge
Commission, LR (Governmental
Leasing Program)	5.25	8/15/17	1,355,000	1,446,923
Burlington County Bridge
Commission, Pooled Loan
Revenue (Governmental Loan
Program) (Insured; AMBAC)	5.25	12/15/19	2,890,000	3,175,503
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000	2,105,920

Cumberland County Improvement
Authority, County Guaranteed
Solid Waste System Revenue
(Insured; MBIA)	5.25	1/1/19	1,000,000	1,109,640
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.25	1/1/13	2,390,000 a	2,592,552
Freehold Regional High School
(Guaranteed; School Board
Reserve Fund and Insured; FGIC)	5.50	3/1/09	1,450,000	1,509,087
Freehold Regional High School
(Guaranteed; School Board
Reserve Fund and Insured; FGIC)	5.50	3/1/10	2,460,000	2,601,229
Garden State Preservation Trust,
Open Space and Farmland
Preservation (Insured; FSA)	5.25	11/1/21	2,010,000	2,297,530
Highland Park Borough Board of
Education, GO (Insured; FSA)	5.00	2/15/25	3,000,000	3,256,800
Hoboken Parking Utilities
(Insured; FGIC)	5.25	1/1/18	3,210,000	3,456,945
Hudson County Improvement
Authority, Facility LR (Hudson
County Lease Project)
(Insured; FGIC)	5.25	10/1/12	2,795,000	2,895,005
Jackson Township Board of
Education (Insured; MBIA)	5.25	6/15/23	6,105,000	6,998,711
Jersey City,
Public Improvement Revenue
(Insured; MBIA)	5.25	9/1/09	1,605,000 a	1,689,134
Jersey City,
Water Revenue (Insured; AMBAC)	5.20	10/1/08	1,565,000	1,598,131
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; MBIA)	6.25	8/15/10	1,235,000	1,294,021
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.63	6/15/18	3,000,000	3,113,070
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	2,300,000	2,425,925
New Jersey Economic Development
Authority, Department of Human
Services Revenue	5.75	7/1/14	1,080,000	1,172,286
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,680,000	1,769,712
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000	3,060,720
New Jersey Economic Development
Authority, Motor Vehicle

Surcharge Revenue (Insured;
MBIA)	0.00	7/1/18	5,000,000	3,141,600
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.00	11/15/15	1,605,000	1,644,098
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; FSA)	5.25	5/1/11	2,210,000	2,346,777
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	6/15/11	2,500,000	2,684,100
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	2,500,000	2,952,475
New Jersey Educational Facilities
Authority, Revenue (College of
New Jersey Issue) (Insured;
FGIC)	5.38	7/1/17	1,300,000	1,401,192
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	2,000,000	2,223,580
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.13	7/1/10	1,550,000 a	1,625,376
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.25	7/1/10	2,885,000 a	3,037,068
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/23	2,000,000	2,151,200
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Issue)
(Insured; AMBAC)	5.50	9/1/17	1,500,000	1,630,920
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.00	7/1/12	3,145,000	3,410,407
New Jersey Health Care Facilities
Financing Authority, Revenue
(Health Care System Obligated
Group)	5.50	7/1/12	1,645,000	1,754,968
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000	2,090,120
New Jersey Health Care Facilities
Financing Authority, Revenue

(Robert Wood Johnson
University Hospital Issue)
(Insured; MBIA)	5.00	7/1/08	1,500,000	1,516,335
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,000,000	3,221,820
New Jersey Health Care Facilities
Financing Authority, Revenue
(Trinitas Hospital Obligated
Group)	7.38	7/1/15	4,000,000	4,461,880
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	2,725,000	2,850,105
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/21	3,000,000	3,373,950
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/22	2,395,000	2,771,111
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	2,630,000 a	2,908,727
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	1,370,000 a	1,515,193
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	5,000,000 a	5,529,900
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.00	1/1/20	5,000,000	5,329,600
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.25	1/1/26	4,500,000	5,207,760
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.75	1/1/10	685,000	726,100
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.75	1/1/10	2,315,000	2,453,206
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.00	1/1/14	3,180,000	3,632,991
North Hudson Sewerage Authority,
Sewer Revenue (Insured; FGIC)	5.25	8/1/16	2,000,000	2,149,300
North Hudson Sewerage Authority,
Sewer Revenue (Insured; FGIC)	5.25	8/1/17	2,000,000	2,145,240
North Hudson Sewerage Authority,
Sewer Revenue (Insured; MBIA)	5.13	8/1/17	3,000,000	3,328,020
Northeast Monmouth County Regional
Sewer Authority, Sewer Revenue
(Insured; MBIA)	5.00	11/1/10	2,250,000	2,282,018
Ocean County,
General Improvement	5.00	9/1/10	1,300,000 a	1,371,812

Ocean County,
General Improvement	5.00	9/1/10	1,200,000 a	1,266,288
Ocean County Utilities Authority,
Wastewater Revenue	5.25	1/1/17	1,500,000	1,598,640
South Brunswick Township Board of
Education (Guaranteed; School
Board Reserve Fund and
Insured; FGIC)	5.63	12/1/09	1,820,000 a	1,923,631
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	5.38	6/1/18	2,500,000	2,634,225
Trenton
(Insured; FGIC)	5.13	1/15/13	1,000,000	1,040,660
U.S. Related--5.7%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000 a	1,606,080
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	5,000,000	5,410,000
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.00	7/1/22	1,615,000	1,714,306
Virgin Islands Public Finance
Authority, Revenue (Senior
Lien Fund) (Insured; ACA)	5.50	10/1/08	1,500,000	1,545,000
Total Investments (cost $171,456,699)			98.5%	177,708,283
Cash and Receivables (Net)			1.5%	2,668,046
Net Assets			100.0%	180,376,329

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer
President

Date:	February 14, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)